Restatement of Previously Issued Financial Statements (Details) - Schedule of impact of these adjustments to the financial statement, as previously reported - USD ($)		Dec. 31, 2021	Feb. 08, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Warrant Liability		$ 3,351,600
Total Liabilities		9,240,295		$ 180,760
Ordinary Shares Subject to Possible Redemption		139,380,000
Ordinary Shares	[1]	345		345
Additional Paid-in Capital				24,655
Accumulated Deficit		(8,697,444)		(6,276)
Total Shareholders' Equity (Deficit)		$ (8,697,099)		$ 18,724
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liability
Total Liabilities			5,345,000
Ordinary Shares Subject to Possible Redemption			129,999,029
Ordinary Shares			438
Additional Paid-in Capital			5,006,060
Accumulated Deficit			(6,490)
Total Shareholders' Equity (Deficit)			5,000,008
Adjustments Restatement 1 [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liability			7,729,200
Total Liabilities			7,729,200
Ordinary Shares Subject to Possible Redemption			(7,729,200)
Ordinary Shares			76
Additional Paid-in Capital			2,629,336
Accumulated Deficit			(2,629,412)
Adjustments Restatement 2 [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liability
Total Liabilities
Ordinary Shares Subject to Possible Redemption			17,110,171
Ordinary Shares			(169)
Additional Paid-in Capital			(7,635,396)
Accumulated Deficit			(9,474,606)
Total Shareholders' Equity (Deficit)			(17,110,171)
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liability			7,729,200
Total Liabilities			13,074,200
Ordinary Shares Subject to Possible Redemption			139,380,000
Ordinary Shares			345
Additional Paid-in Capital
Accumulated Deficit			(12,110,508)
Total Shareholders' Equity (Deficit)			$ (12,110,163)

[1]	At December 31, 2020, includes an aggregate of up to 450,000 ordinary shares that are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised (see Note 6). On January 6, 2021, the Company effected a share capitalization of 0.2 shares for each share outstanding, resulting in 3,450,000 ordinary shares issued and outstanding (see Note 6). All share and per share amounts have been retroactively restated to reflect the share capitalization. As a result of the underwriters’ full exercise of their overallotment option on January 11, 2021, no shares were forfeited.